Members' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Members' Equity
Members' Equity

Note 8—Members’ Equity

Tranche A, Tranche B and Preferred Tranche C Unit Issuance

At September 30, 2016, the Company’s operations were governed by the provisions of the Amended and Restated Limited Liability Company Agreement effective March 10, 2015 (“Holdings LLC Agreement”) and the Company had two classes of voting membership interests outstanding, the Tranche A Equity Units and the Tranche C Equity Units. In connection with the Reorganization, on May 29, 2014, the following Tranche A Equity Units were issued:

•

62.4 million Tranche A Equity Units were issued to certain members that had made historical capital contributions to Extraction through PRL at a price of $1.02 per unit for gross proceeds of $63.4 million; and,

•	14.5 million Tranche A Equity Units were issued to certain members to settle $39.0 million of Extraction convertible notes at a price of $2.68 per unit for gross proceeds of $39.0 million.

Additionally, on May 29, 2014, 75.6 million Tranche A Equity Units were issued to new and existing members in exchange for additional capital contributions at a price of $2.68 per unit for gross proceeds of $202.9 million.

On August 20, 2014, the Company issued an additional 74.5 million Tranche A Equity Units to new and existing members in exchange for additional capital contributions at a price of $2.68 per unit for gross proceeds of $199.9 million.

On February 18, 2015, the Company issued 15.3 million Tranche B Equity Units to certain Members at a purchase price of $3.25 per unit for gross proceeds of $49.5 million. The Tranche B Equity Unit holders were granted certain rights in Holdings’ LLC Agreement. Included was a right to exchange the Tranche B Equity Units for new equity units at a price of $3.25 per unit if the Company issues any equity units with rights, preferences or obligations different from the Tranche B Units on or prior to May 14, 2015.

On March 10, 2015, the Company issued 32.5 million Tranche C Equity Units to certain new and existing Members at a purchase price of $3.25 per unit for gross proceeds of $105.7 million and each Tranche B Equity Unit was reclassified as a Tranche C Equity Unit, such that no Tranche B Equity Units remain outstanding. The Tranche C Equity Unit holders were granted certain rights in Holdings’ LLC Agreement. Included with these rights were, (1) the right to receive their invested capital prior to any distribution to any other unit holders, (2) the right to receive additional Tranche C units under specified circumstances contingent upon an initial public offering or certain change of control events and (3) the right to approve the issue of equity units with any rights or preferences that are senior to the rights and preferences of the Tranche C Equity Units.

On September 24, 2015, the Company issued 22.9 million Tranche C Equity Units to Members at a purchase price of $3.25 per unit for gross proceeds of $74.3 million.

On October 13, 2015, the Company issued 7.9 million Tranche C Equity Units to new and existing Members at a purchase price of $3.25 per unit for gross proceeds of $25.7 million.

In April 2016 and June 2016, the Company issued 35.8 million Preferred Tranche C Equity Units to new and existing Members at a purchase price of $3.25 per unit for gross proceeds of $116.4 million. The proceeds of the April and June 2016 Offering were used for general business purposes, including to repay amounts borrowed under the Company’s credit facility.

In July 2016, the Company issued an additional 1.5 million Preferred Tranche C Equity Units to new and existing Members at a purchase price of $3.25 per unit for gross proceeds of $5.0 million. The proceeds of the July 2016 Offering were used for general business purposes, including to repay amounts borrowed under the Company’s credit facility.

The Company incurred equity issuance costs related to the aforementioned equity offerings of $15.5 million from inception through September 30, 2016. These equity issuance costs were recorded as a reduction to Members’ Equity.

Restricted Unit Awards (“RUAs”)

Under the Holdings LLC Agreement, the Company could grant RUAs to employees, non‑employee managers and consultants. RUAs are nonvoting membership interests in the Company and are subject to certain vesting and forfeiture conditions, but have equal rights and preferences to the Tranche A Equity Units in all other regards. See Note 9—Unit‑Based Compensation for additional information.

Promissory Notes

In May 2014, the Company received full recourse promissory notes from two officers under which the Company advanced $5.4 million to the employees to meet their capital contributions. The promissory notes were due on May 29, 2021, or earlier in the event of termination or certain change in control events as stipulated in the individual promissory notes and any distributions of capital contributions are considered mandatory prepayments. The promissory notes have a stated interest rate of LIBOR plus 1% per annum. The promissory notes are recorded as a reduction of members’ equity.

In September 2016, the Company redeemed 1.2 million units from two of its executive officers, for an aggregate purchase price of $7.8 million. On the same date, the executive officers used $5.6 million of the redemption value to settle in full and terminate their obligations under the promissory notes, including accrued interest thereon.

Initial Public Offering

In October 2016, the Company completed its initial public offering, issuing 38.3 million shares of common stock, par value $0.01 per share (“common stock”), which includes the full exercise of the underwriters over-allotment option of 5.0 million shares at a price of $19.00 per share. The estimated net proceeds of the offering were $683.7 million, after deducting underwriting discounts and commissions and offering expenses, of approximately $44.6 million. The proceeds from the Offering were used to (i) redeem in full the Series A Preferred Units for $90.0 million and (ii) to repay borrowings under the Company’s revolving credit facility for $291.6 million. The remaining net proceeds will be used for general corporate purposes, including to fund the 2016 and 2017 capital expenditures. The material terms of the Offering are described in the Company’s final prospectus, dated October 11, 2016 and filed with the SEC pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended, on October 13, 2016 (the “Final Prospectus”).

At the consummation of the IPO, Holdings merged with and into XOG and XOG was the surviving entity to the merger, with the equity holders in Holdings, other than the holders of the Series B Preferred Units (which were converted in connection with the closing of the Offering into shares of Series A Preferred Stock as defined below), but including the holders of RUAs and incentive units, receiving an aggregate of 108.5 million shares of common stock, with the allocation of such shares among Holdings’ equity holders determined by reference to the Company’s implied valuation based on the 10-day volume weighted average price of the common stock following the closing of the Offering, in accordance with the distribution mechanics set forth in the Holdings LLC Agreement. As a result of the Offering, there are 146.8 million common shares outstanding as of the date of this filing.

Series A Preferred Stock and Series B Preferred Units

On October 3, 2016, the Company issued $185.3 million in convertible preferred securities ("Series B Preferred Units") to fund a portion of the purchase price for the October 2016 Acquisition. The Series B Preferred Units were entitled to receive a cash dividend of 10% per year, payable quarterly in arrears, and the Company had the ability to pay up to 50% of the quarterly dividend in kind. The Company did not make any payments in kind on the Series B Preferred Units from the date of issuance of the Series B Preferred Units through the Offering. The Series B Preferred Units converted in connection with the closing of the IPO into 185,280 shares of Series A Convertible Preferred Stock (the "Series A Preferred Stock") that are entitled to receive a cash dividend of 5.875% per year, payable quarterly in arrears, and the Company has the ability to pay such quarterly dividends in kind at a dividend rate of 10% per year (decreased proportionately to the extent such quarterly dividends are paid in cash). Beginning on or after the later of (a) 90 days after the closing of the Offering and (b) the earlier of 120 days after the closing of the Offering and the expiration of the lock-up period contained in the underwriting agreement entered into in connection with the Offering ("Lock-Up Period End Date"), the Series A Preferred Stock will be convertible into shares of our common stock at the election of the holders of the Series A Preferred Stock ("Series A Preferred Holders") at a conversion ratio per share of Series A Preferred Stock of 61.9195. Beginning on or after the Lock-Up Period End Date until the three year anniversary of the closing of the Offering, the Company may elect to convert the Series A Preferred Stock at a conversion ratio per share of Series A Preferred Stock of 61.9195, but only if the closing price of the Company’s common stock trades at or above a certain premium to the Company’s initial offering price, such premium to decrease with time. In certain situations, including a change of control, the Series A Preferred Stock may be redeemed for cash in an amount equal to the greater of (i) 135% of the liquidation preference of the Series A Preferred Stock and (ii) a 17.5% annualized internal rate of return on the liquidation preference of the Series A Preferred Stock. The Series A Preferred Stock mature on October 15, 2021, at which time they are mandatorily redeemable for cash at the liquidation preference. As of the initial issuance of the $185.3 million of Series B Preferred Units, members of Holdings held approximately $135.3 million. Upon closing of the Offering, members of Holdings held $185.3 million of the Series A Preferred Stock.

Note 9—Members’ Equity

Tranche A, Tranche B and Preferred Tranche C Unit Issuance

At December 31, 2015, the Company’s operations were governed by the provisions of the Amended and Restated Limited Liability Company Agreement effective March 10, 2015 (“Holdings LLC Agreement”) and the Company had two classes of voting membership interests outstanding, the Tranche A Equity Units and the Tranche C Equity Units. In connection with the Reorganization, on May 29, 2014, the following Tranche A Equity Units were issued:

•

62.4 million Tranche A Equity Units were issued to certain members that had made historical capital contributions to Extraction through PRL at a price of $1.02 per unit for gross proceeds of $63.4 million; and,

•	14.5 million Tranche A Equity Units were issued to certain members to settle $39.0 million of Extraction convertible notes at a price of $2.68 per unit for gross proceeds of $39.0 million.

Additionally, on May 29, 2014, 75.6 million Tranche A Equity Units were issued to new and existing members in exchange for additional capital contributions at a price of $2.68 per unit for gross proceeds of $202.9 million.

On August 20, 2014, the Company issued an additional 74.5 million Tranche A Equity Units to new and existing members in exchange for additional capital contributions at a price of $2.68 per unit for gross proceeds of $199.9 million.

On February 18, 2015, the Company issued 15.3 million Tranche B Equity Units to certain Members at a purchase price of $3.25 per unit for gross proceeds of $49.6 million. The Tranche B Equity Unit holders were granted certain rights in Holdings’ limited liability company agreement. Included was a right to exchange the Tranche B Equity Units for new equity units at a price of $3.25 per unit if the Company issues any equity units with rights, preferences or obligations different form the Tranche B Units on or prior to May 14, 2015.

On March 10, 2015, the Company issued 32.5 million Tranche C Equity Units to certain new and existing Members at a purchase price of $3.25 per unit for gross proceeds of $105.7 million and each Tranche B Equity Unit was reclassified as a Tranche C Equity Unit, such that no Tranche B Equity Units remain outstanding. The Tranche C Equity Unit holders were granted certain rights in Holdings’ limited liability company agreement. Included with these rights were, (1) the right to receive their invested capital prior to any distribution to any other unit holders, (2) the right to receive additional tranche C units under specified circumstances contingent upon an initial public offering or certain change of control events and (3) the right to approve the issue of equity units with any rights or preferences that are senior to the rights and preferences of the Tranche C Equity Units.

On September 24, 2015, the Company issued 22.9 million Tranche C Equity Units to Members at a purchase price of $3.25 per unit for gross proceeds of $74.3 million.

On October 13, 2015, the Company issued 7.9 million Tranche C Equity Units to new and existing Members at a purchase price of $3.25 per unit for gross proceeds of $25.7 million.

The Company incurred equity issuance costs of $4.6 million and $9.8 million for the years ended December 31, 2015 and 2014, respectively. These equity issuance costs were recorded as a reduction to Members’ Equity.

Restricted Stock Units (“RSUs”)

Under the Holdings LLC Agreement, the Company can grant RSUs to employees, non-employee managers and consultants. RSUs are nonvoting membership interests in the Company and are subject to certain vesting and forfeiture conditions, but have equal rights and preferences to the Tranche A Equity Units in all other regards. See Note 10—Unit-Based Compensation for additional information.

Promissory Notes

In May 2014, the Company received full recourse promissory notes from two officers under which the Company advanced $5.4 million to the employees to meet their capital contributions. The promissory notes are due on May 29, 2021, or earlier in the event of termination or certain change in control events as stipulated in the individual promissory notes and any distributions of capital contributions are considered mandatory prepayments. The promissory notes have a stated interest rate of LIBOR plus 1% per annum. The promissory notes are recorded as a reduction of members’ equity.